Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Amira Nature Foods Ltd.
Entity Central Index Key	0001552448
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	46,384,091
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false